Statements of Convertible Preferred Stock and Stockholder's Deficit - USD ($) $ in Thousands	Convertible Preferred Stock Series A [Member]	Convertible Preferred Stock Series B [Member]	Class A Common Stock [Member]	Class B Common Stock [Member]	Common Stock [Member]	Subscriptionreceivables [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 6,200				$ 1,223		$ (11,224)	$ (2)	$ (10,003)
Beginning balance, Shares at Dec. 31, 2019					3,393,504
Retroactive Application of the conversion ratio applied on the reverse merger (Note 4)
Retroactive application of the conversion ratio 4.63 applied on the reverse merger, shares						15,727,326
Issuance of Convertible Series B Preferred stocks – Conversion of Series A	(3,091)	3,079
Issuance of Convertible Series B Preferred stocks – Sale		879
Issuance of common stock – for Settlement of 0% Convertible Notes and warrant					$ 1,430				1,430
Issuance of common stock for settlement of 0% convertible notes and warrant, shares					440,189
Sale of common stock					$ 5,508				5,508
Sale of common stock, shares					1,371,522
Share based compensation - for Issuance of Common Shares					$ 430				430
Share based compensation for Issuance of Common Shares, shares					97,908
Issuance of common stock – MiMoto Smart Mobility S.r.l. Acquisition
Issuance of Warrants - in conjunction with Convertible Notes issuance
Beneficial conversion features (BCF) - for Convertible Notes issuance
Issuance of Equity warrants					$ 1,091				1,091
Issuance of common stock – Exercise of Equity Warrants					$ 2,177	(1,904)			273
Issuance of common stock exercise of equity warrants, shares					479,916
Issuance of common stock – for Settlement of 10% Convertible Notes					$ 2,013				2,013
Issuance of common stock for settlement of 10% convertible notes, shares					619,105
Issuance of common stock – for Conversion of Series A Convertible Redeemable Preferred Stocks	(3,450)				$ 3,450				3,450
Issuance of common stock for conversion of series A convertible redeemable preferred stocks, shares					790,156
Issuance of common stock – for					$ 479				479
Issuance of common stock for exercise of warrant purchase agreement, shares					417,989
Issuance of common stock – for Settlement of Promissory Notes					$ 89				89
Issuance of common stock for settlement of promissory notes, shares					18,302
Issuance of common stock – for Settlement Vienna Warrants					$ 542	(5)			537
Issuance of common stock for Ssettlement vienna warrants, shares					95,921
Issuance of common stock – for Settlement of Other Liability Warrants					$ 989	(1,250)			(261)
Issuance of common stock for settlement of other liability warrants, shares					175,088
Issuance of common stock – for Exercise Series A Warrants					$ 586	(874)			(289)
Issuance of common stock for exercise series A warrants, shares					103,638
Share based compensation					$ 4,865				4,865
Share based compensation, shares					22,094
Dividends and dividend equivalents for Preferred Stockholders	341	82					(423)		(423)
Changes in currency translation adjustment								38	38
Net loss							(24,574)		(24,574)
Ending balance, value at Dec. 31, 2020		4,040	$ 24,872		$ 24,872	(4,033)	(36,221)	36	(15,346)
Ending balance, Shares at Dec. 31, 2020			20,359,154		20,359,154
Exchange of Class A Common Stock to Class B Common Stock				$ 0
Exchange of class A common stock to class B common stock, shares			(14,225,898)	14,225,898
Issuance of common shares – for Sale			$ 923						923
Issuance of common shares for sale, shares			127,116
Share based compensation - for Issuance of Common Shares			$ 73						73
Share based compensation for Issuance of Common Shares, shares			5,720
Issuance of common stock – MiMoto Smart Mobility S.r.l. Acquisition			$ 10,389						10,389
Issuance of common stock MiMoto Smart Mobility S.r.l Acquisitio, shares			1,057,740
Issuance of common stock – Exercise of Warrants			$ 22,864						22,864
Issuance of common stock exercise of warrants, shares			1,904,739
Issuance of common stock – for settlement of Lease			$ 1,747						1,747
Issuance of common stock for settlement of Lease, shares			177,827
Issuance of common stock – Commitment shares for Convertible Notes issuance			$ 1,598						1,598
Issuance of common stock commitment shares for convertible notes issuance, shares			150,000
Issuance of Warrants - in conjunction with Convertible Notes issuance			$ 2,245						2,245
Share based compensation - for Convertible Note issuance			$ 256						256
Share based compensation for convertible note issuance, shares			25,000
Beneficial conversion features (BCF) - for Convertible Notes issuance			$ 4,187						4,187
Settlement of Subscription Receivables						4,033			4,033
Share based compensation			$ 7,379						7,379
Share based compensation, shares			405,506
Dividends and dividend equivalents for Preferred Stockholders		490					(490)		(490)
Issuance of common stock – for Conversion of Series B Convertible Redeemable Preferred Stocks		(4,530)	$ 4,530						4,530
Issuance of common stock for conversion of series B convertible redeemable preferred stocks, shares			1,313,754
Reverse recapitalization and issuance of PIPE units			$ 20,392						20,392
Reverse recapitalization and issuance of PIPE units, shares			4,988,551
Changes in currency translation adjustment								(657)	(657)
Net loss							(71,971)		(71,971)
Ending balance, value at Dec. 31, 2021			$ 101,454				$ (108,682)	$ (621)	$ (7,849)
Ending balance, Shares at Dec. 31, 2021			16,289,209	14,225,898